Immaterial Corrections of Prior Period Condensed Consolidated Financial Statements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Changes and Error Corrections [Abstract]
Schedule of error corrections and prior period adjustments

The following table reflects the impact of the immaterial corrections discussed above on the Company’s previously reported condensed consolidated statements of operations and comprehensive loss for the three months ended September 30, 2021 (in thousands, except per share amounts):

	Previously
	Reported	Adjustment	As Revised
Revenue – sales of products	$9,977	$(301)	$9,676
Total revenue	27,047	(466)	26,581
Cost of revenue – sales of products	9,893	41	9,934
Cost of revenue – sales of services	12,626	(461)	12,165
Total cost of revenue	22,519	111	22,630
Gross profit	4,528	(577)	3,951
Selling, general and administrative	28,876	8,874	37,750
Depreciation and amortization	1,682	97	1,779
Total operating expenses	56,063	(200)	55,863
Loss from operations	(51,535)	(377)	(51,912)
Loss before income taxes and non-controlling interest	(51,118)	(377)	(51,495)
Income tax benefit	842	102	944
Net loss	(51,095)	(903)	(51,998)
Net loss attributable to common shareholders	(51,095)	(903)	(51,998)
Net loss attributable to non-controlling interest	244	(57)	187
Net loss attributable to Ideanomics common shareholders	(50,851)	(960)	(51,811)
Foreign currency translation adjustments	(295)	(656)	(951)
Comprehensive loss	(51,386)	(1,559)	(52,945)
Comprehensive loss attributable to non-controlling interest	350	(77)	273
Comprehensive loss attributable to Ideanomics, Inc. shareholders	$(51,036)	$(1,636)	$(52,672)

There was no change in earnings per share – basic and diluted from the immaterial error corrections.

The following table reflects the impact of the immaterial corrections discussed above on the Company’s previously reported condensed consolidated statements of operations and comprehensive loss for the nine months ended September 30, 2021 (in thousands, except per share amounts):

	Previously
	Reported	Adjustment	As Revised
Revenue – sales of products	$21,934	$(785)	$21,149
Total revenue	87,832	(1,185)	86,647
Cost of revenue – sales of products	20,838	(393)	20,445
Cost of revenue – sales of services	42,323	(882)	41,441
Total cost of revenue	63,161	(212)	62,949
Gross profit	24,671	(973)	23,698
Selling, general and administrative	53,650	20,769	74,419
Depreciation and amortization	4,445	103	4,548
Total operating expenses	99,545	(906)	98,639
Loss from operations	(74,874)	(67)	(74,941)
Loss on disposal of subsidiaries	(1,446)	182	(1,264)
Other income, net	689	(182)	507
Loss before income taxes and non-controlling interest	(73,287)	(67)	(73,354)
Income tax benefit	9,667	304	9,971
Equity in loss of equity method investees	(1,517)	(545)	(2,062)
Net loss	(65,137)	(308)	(65,445)
Net loss attributable to common shareholders	(65,137)	(308)	(65,445)
Net loss attributable to non-controlling interest	611	(152)	459
Net loss attributable to Ideanomics common shareholders	(64,526)	(460)	(64,986)
Foreign currency translation adjustments	(1,196)	(487)	(1,683)
Comprehensive loss	(66,349)	(795)	(67,144)
Comprehensive loss attributable to non-controlling interest	1,113	(249)	864
Comprehensive loss attributable to Ideanomics, Inc. shareholders	$(65,236)	$(1,044)	$(66,280)

There was no change in earnings per share – basic and diluted from the immaterial error corrections.

The following table reflects the impact of the immaterial corrections discussed above on the Company’s previously reported condensed consolidated statement of cash flows for the nine months ended September 30, 2021 (in thousands):

	Previously
	Reported	Adjustment	As Revised
Cash flows from operating activities
Net loss	$(65,137)	$(308)	$(65,445)
Depreciation and amortization	4,445	103	4,548
Income tax benefit	(10,160)	(305)	(10,465)
Equity in losses of equity method investees	1,517	545	2,062
Accounts receivable	5,042	253	5,295
Inventory	(410)	610	200
Prepaid expenses and other assets	(16,358)	(2,183)	(18,541)
Accrued expenses, salary and other current liabilities	$6,971	$922	$7,893

The following table reflects the impact of the immaterial corrections discussed above on the Company’s previously reported consolidated balance sheet as of December 31, 2020 (in thousands):

	Previously
	Reported	Adjustments	As Revised
Assets
Goodwill	$1,165	$(460)	$705
Operating lease right of use assets	7,117	(6,962)	155
Long-term investments	8,570	(83)	8,487
Other non-current assets	517	6,961	7,478
Total assets	234,412	(543)	233,869

Liabilities
Other current liabilities	1,920	315	2,235
Current portion of operating lease liabilities	430	(315)	115
Operating lease liability – long term	6,759	(6,740)	19
Deferred tax liabilities	—	5,045	5,045
Other long-term liabilities	535	6,740	7,275
Total liabilities	32,643	5,045	37,688

Stockholders’ Equity
Accumulated deficit	(346,883)	(2,864)	(349,747)
Accumulated other comprehensive income	1,256	(25)	1,231
Total Ideanomics, Inc. shareholders’ equity	186,584	(2,889)	183,695
Non-controlling interest	6,438	(2,699)	3,739
Total equity	193,022	(5,588)	187,434
Total liabilities, convertible redeemable preferred stock. redeemable non-controlling interest and stockholders’ equity	$234,412	$(543)	$233,869

The following table reflects the impact of the immaterial corrections discussed above on the Company’s previously reported consolidated statement of operations for the year ended December 31, 2020 (in thousands, except per share amounts):

	Previously
	Reported	Adjustment	As Revised
Goodwill impairment	$9,323	$8,766	$18,089
Loss from operations	(86,879)	(8,765)	(95,644)

Income tax benefit	—	3,308	3,308

Impairment of and equity in loss of equity method investees	(16,698)	(82)	(16,780)

Net loss	(106,043)	(5,538)	(111,581)

Net loss attributable to Ideanomics, Inc. common shareholders	(98,400)	(2,864)	(101,264)
Basic and diluted loss per share	$(0.46)	$(0.01)	$(0.47)

The following table reflects the impact of the immaterial corrections discussed above on the Company’s previously reported consolidated statement of comprehensive loss for the year ended December 31, 2020 (in thousands, except per share amounts):

	Previously
	Reported	Adjustment	As Revised
Net loss	$(106,043)	$(5,538)	$(111,581)
Foreign currency translation adjustments	3,208	(50)	3,158
Comprehensive loss	(102,835)	(5,588)	(108,423)
Comprehensive loss attributable to non-controlling interest	6,539	2,699	9,238
Comprehensive loss attributable to Ideanomics, Inc. shareholders	$(96,480)	$(2,889)	$(99,369)

In addition, certain additional temporary differences between financial statement amounts and tax amounts at December 31, 2020, relating to the PRC companies were identified after issuance of the financial statements. These resulted in the recognition of $0.3 million additional deferred tax assets, offset by $5,000 additional deferred tax liabilities and $0.3 million additional valuation allowance with no effect on the balance sheet or income statement.

The following table reflects the impact of the immaterial corrections discussed above on the Company’s previously reported consolidated statement of cash flows for the year ended December 31, 2020 (in thousands):

	Previously
	Reported	Adjustment	As Revised
Cash flows from operating activities
Net loss	$(106,043)	$(5,538)	$(111,581)
Income tax benefit	—	(3,308)	(3,308)
Impairment of and equity in loss of equity method investees	$16,698	$82	$16,780
Impairment losses	42,554	8,765	51,319
Net cash used in operating activities	$41,468	$—	$41,468